Financial Instruments	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Financial Instruments
Note 11: Financial Instruments
Financial assets and liabilities
Financial assets and liabilities in the c
o
nsolidated statement of financial position were as follows:

June 30, 2024	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total

Cash and cash equivalents	341	1,341	–	–	1,682
Trade and other receivables	1,093	–	–	–	1,093
Other financial assets - current	8	9	–	–	17
Other financial assets - non-current	14	257	117	31	419
Current indebtedness	(1,264)	–	–	–	(1,264)
Trade payables (see note 13)	(222)	–	–	–	(222)
Accruals (see note 13)	(654)	–	–	–	(654)
Other financial liabilities - current (1)	(65)	(23)	–	–	(88)
Long-term indebtedness	(1,846)	–	–	–	(1,846)
Other financial liabilities - non current (2)	(223)	(24)	–	–	(247)
Total	(2,818)	1,560	117	31	(1,110)

December 31, 2023	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total

Cash and cash equivalents	392	906	–	–	1,298
Trade and other receivables	1,122	–	–	–	1,122
Other financial assets - current	8	58	–	–	66
Other financial assets - non-current	18	263	98	65	444
Current indebtedness	(372)	–	–	–	(372)
Trade payables (see note 13)	(181)	–	–	–	(181)
Accruals (see note 13)	(798)	–	–	–	(798)
Other financial liabilities - current (1)(3)	(463)	(44)	–	–	(507)
Long-term indebtedness	(2,905)	–	–	–	(2,905)
Other financial liabilities - non current (2)	(227)	(10)	–	–	(237)
Total	(3,406)	1,173	98	65	(2,070)

(1)	Includes lease liabilities of $ 58 million (2023 - $ 56 million).
(2)	Includes lease liabilities of $ 207 million (2023 - $ 209 million).
(3)	Included a commitment of up to $ 400 million related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period (see note 15).
Cash and cash equivalents
Of total cash and cash equivalents, $100 million as of June 30, 2024 and December 31, 2023, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.
Commercial paper program
The Company’s $2.0 billion commercial paper program provides cost-effective and flexible short-term funding. There was no commercial paper outstanding as of June 30, 2024 (December 31, 2023 – $130 million).
Credit facility
The Company has a $2.0 billion syndicated credit facility agreement which matures in November 2027 and may be used to provide liquidity for general corporate purposes (including acquisitions or support for its commercial paper program). There were no outstanding borrowings under the credit facility as of June 30, 2024 and December 31, 2023. Based on the Company’s current credit ratings, the cost of borrowing under the facility is priced at the Term Secured Overnight Financing Rate (“SOFR”)/Euro Interbank Offered Rate (“EURiBOR”)/Simple Sterling Overnight Index Average (“SONIA”) plus 102.5 basis points. The Company has the option to request an increase, subject to approval by applicable lenders, in the lenders’ commitments in an aggregate amount of $600 million for a maximum credit facility commitment of $2.6 billion.
The Company guarantees borrowings by its subsidiaries under the credit facility. The Company must also maintain a ratio of net debt as defined in the credit agreement (total debt after swaps less cash and cash equivalents) as of the last day of each fiscal quarter to EBITDA as defined in the credit agreement (earnings before interest, income taxes, depreciation and amortization and other modifications described in the credit agreement) for the last four quarters ended of not more than 4.5:1. If the Company were to complete an acquisition with a purchase price of over $500 million, the Company may elect, subject to notification, to temporarily increase the ratio of net debt to EBITDA to 5.0:1 at the end of the quarter within which the transaction closed and for each of the three immediately following fiscal quarters. At the end of that period, the ratio would revert to 4.5:1. As of June 30, 2024, the Company complied with this covenant as its ratio of net debt to EBITDA, as calculated under the terms of its syndicated credit facility, was 0.5:1.
Foreign exchange contracts
The Company previously entered into foreign exchange contracts that were intended to reduce foreign currency risk related to a portion of its former indirect investment in LSEG, which was denominated in British pounds sterling. These instruments were not related to changes in the LSEG share price. In May 2024, the Company settled its remaining foreign exchange contracts in conjunction with the sale of its remaining shares in LSEG (see note 8).
In the three months ended June 30, 2024, the Company settled foreign exchange contracts with a notional amount of £300 million ($349 million) for net payments of $33 million in conjunction with the sale of 5.9 million LSEG shares. In the six months ended June 30, 2024, the Company settled foreign exchange contracts with a notional amount of £1.2 billion ($1.6 billion) for net proceeds of $24 million in conjunction with the sale of 16.0 million LSEG shares.
In the three months ended June 30, 2023, the Company settled foreign exchange contracts with a notional amount of £1.2 billion ($1.6 billion) for net proceeds of $28 million in conjunction with the sale of 15.3 million of LSEG shares. In the six months ended June 30, 2023, the Company settled foreign exchange contracts with a notional amount £2.2 billion ($2.9 billion) for net proceeds of $124 million in conjunction with the sale of 28.9 million LSEG shares.
In the three and six months ended June 30, 2024, losses of $3 million and $2 million (2023 – losses of $66 million and $135 million), respectively, were reported within “Other finance income (costs)” in the consolidated income statement (see note 7) with respect to these foreign exchange contracts due to fluctuations in the U.S. dollar – British pounds sterling exchange rate.
Fair Value
The fair values of cash and cash equivalents, trade and other receivables, trade payables and accruals approximate their carrying amounts because of the short-term maturity of these instruments. The fair value of long-term debt and related derivative instruments is set forth below.
Debt and Related Derivative Instruments
Carrying Amounts
Amounts recorded in the consolidated statement of financial position are referred to as “carrying amounts”. The carrying amounts of primary debt are reflected in “Current indebtedness” or “Long-term indebtedness” and the carrying amounts of derivative instruments are included in “Other financial assets” and “Other financial liabilities”, current or non-current,
in the consolidated statement of financial position, as appropriate.
Fair Value
The fair value of debt is estimated based on either quoted market prices for similar issues or current rates offered to the Company for debt of the same maturity. The fair value of interest rate swaps is estimated based upon discounted cash flows using applicable current market rates and considering non-performance
risk.
The following is a summary of debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2024	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
C $1,400, 2.239% Notes, due 2025	1,022	(31)	999	(31)
$ 450, 3.85% Notes, due 2024 (1)	242	–	241	–
$ 500, 3.35% Notes, due 2026	499	–	482	–
$ 350, 4.50% Notes, due 2043 (1)	116	–	92	–
$ 350, 5.65% Notes, due 2043	342	–	336	–
$ 400, 5.50% Debentures, due 2035	396	–	399	–
$ 500, 5.85% Debentures, due 2040	493	–	499	–
Total	3,110	(31)	3,048	(31)
Current portion	1,264	(31)
Long-term portion	1,846	–

	Carrying Amount		Fair Value
December 31, 2023	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
Commercial paper	130	–	130	–
C $1,400, 2.239% Notes, due 2025	1,060	(65)	1,026	(65)
$ 450, 3.85% Notes, due 2024 (1)	242	–	239	–
$ 500, 3.35% Notes, due 2026	499	–	482	–
$ 350, 4.50% Notes, due 2043 (1)	116	–	95	–
$ 350, 5.65% Notes, due 2043	342	–	346	–
$ 400, 5.50% Debentures, due 2035	396	–	415	–
$ 500, 5.85% Debentures, due 2040	492	–	519	–
Total	3,277	(65)	3,252	(65)
Current portion	372	–
Long-term portion	2,905	(65)

(1)	Notes were partially redeemed in October 2018.

Fair value estimation
The following fair value measurement hierarchy is used for financial instruments that are measured in the consolidated statement of financial position at fair value:

●	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 - inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
●	Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2024				Total

Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	–	1,341	–	1,341
Other receivables (1)	–	–	266	266
Financial assets at fair value through earnings	–	1,341	266	1,607
Financial assets at fair value through other comprehensive income (2)	36	–	81	117
Derivatives used for hedging (3)	–	31	–	31
Total assets	36	1,372	347	1,755
Liabilities
Contingent consideration (4)	–	–	(47)	(47)
Financial liabilities at fair value through earnings	–	–	(47)	(47)
Total liabilities	–	–	(47)	(47)

December 31, 2023				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	–	906	–	906

Other receivables (1)	–	–	263	263

Foreign exchange contracts (5)	–	58	–	58

Financial assets at fair value through earnings	–	964	263	1,227

Financial assets at fair value through other comprehensive income (2)	33	–	65	98

Derivatives used for hedging (3)	–	65	–	65

Total assets	33	1,029	328	1,390

Liabilities

Foreign exchange contracts (5)	–	(32)	–	(32)

Contingent consideration (4)	–	–	(22)	(22)

Financial liabilities at fair value through earnings	–	(32)	(22)	(54)

Total liabilities	–	(32)	(22)	(54)

(1)	Receivables under indemnification arrangement (see note 18).
(2)	Investments in entities over which the Company does not have control, joint control or significant influence.
(3)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.
(4)
Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase, and to purchase shares from minority owners of a subsidiary.

(5)	Related to the management of foreign exchange risk on a portion of the Company’s former indirect investment in LSEG.
The Company recognizes transfers into and out of the fair value measurement hierarchy levels at the end of the reporting period in which the event or change in circumstances that caused the transfer occurred. There were no transfers between hierarchy levels for the six months ended June 30, 2024.
Valuation Techniques
The fair value of financial instruments that are not traded in an active market (for example, over-the-counter
derivatives) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

●	Quoted market prices or dealer quotes for similar instruments;
●	The fair value of cross-currency interest rate swaps and foreign exchange contracts are calculated as the present value of the estimated future cash flows based on observable yield curves;
●	The fair value of other receivables considers estimated future cash flows, current market interest rates and non-performance risk; and
●	The fair value of contingent consideration is calculated based on estimates of future revenue performance.